Significant Accounting policies, Exchange Rates (Details)	12 Months Ended										18 Months Ended
	Apr. 30, 2017 $ / ₪	Apr. 30, 2017 $ / ₪ $ / £		Apr. 30, 2017 $ / ₪ $ / €	Apr. 30, 2017 $ / ₪ $ / $	Apr. 30, 2016 $ / ₪	Apr. 30, 2016 $ / ₪ $ / £		Apr. 30, 2016 $ / ₪ $ / €	Apr. 30, 2016 $ / ₪ $ / $	Oct. 31, 2018 $ / ₪	Oct. 31, 2018 $ / ₪ $ / £	Oct. 31, 2018 $ / ₪ $ / €	Oct. 31, 2018 $ / ₪ $ / $	Oct. 31, 2018 $ / £	Oct. 31, 2018 $ / €	Oct. 31, 2018 $ / $	Apr. 30, 2017 $ / £	Apr. 30, 2017 $ / €	Apr. 30, 2017 $ / $	Apr. 30, 2016 $ / £	Apr. 30, 2016 $ / €	Apr. 30, 2016 $ / $
Exchange rates [Abstract]
Average	0.26	1.29	[1]	1.09	0.76	0.26	1.50	[1]	1.11	0.77	0.28	1.33	1.18	0.78
Closing	0.28	0.28		0.28	0.28	0.27	0.27		0.27	0.27	0.27	0.27	0.27	0.27	1.27	1.14	0.76	1.29	1.09	0.73	1.46	1.14	0.80

[1]	The comparatives for the 12 months to April 30, 2016 and April 30, 2017 have been revised to reflect the divestiture of the SUSE business segment (note 19).